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                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.     Name and address of issuer:

       CUNA Mutual Life Variable Annuity Account
       2000 Heritage Way
       Waverly, Iowa 50677

2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                             [X]

3.     Investment Company Act File Number:

       811-8260

       Securities Act File Number:

       33-73738, 333-40304, 333-40320, 333-116426

4(a).  Last day of fiscal year for which this notice is filed:

       December 31, 2006

4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.

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5.     Calculation of registration fee:

       (i)    Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                      $1,594,106,488

       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                   $1,685,147,654

       (iii)  Aggregate price of securities
              redeemed or repurchased
              during any prior fiscal year
              ending no earlier than October
              11, 1995 that were not
              previously used to reduce
              registration fees payable to
              the Commission:                    $   41,125,453
                                                 --------------

       (iv)   Total available redemption
              credits [add Items 5(ii) and
              5(iii):                                            -$1,726,273,107
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
       (v)    Net Sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                         $            0

       (vi)   Redemption credits available for
              use in future years - if Item
              5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item
              5(i)]:                             $ (132,166,619)
                                                 --------------

       (vii)  Multiplier for determining
              registration fee (See
              Instruction C.9):                                   x     .0000307
                                                                  --------------

       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                             =$            0

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       N/A.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  $            0
                                                                  --------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$        2,165

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       March 14, 2007

          Method of Delivery:

             [X] Wire Transfer
             [ ] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Jeff Post
                                        ----------------------------------------
                                        Jeff Post, President and Chief Executive
                                        Officer
                                        CUNA Mutual Life Insurance Company

Date: March 9, 2007